Related-party transactions (Details) - ARS ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Reserve Quantities [Line Items]
Related-party income	$ 0	$ 0	$ 215
P e s a1 member
Reserve Quantities [Line Items]
Related-party income	0	0	10
S a c d e member
Reserve Quantities [Line Items]
Related-party income	$ 0	0	117
F i d u s s g r member
Reserve Quantities [Line Items]
Related-party income		$ 0	$ 88